INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details)	Jun. 30, 2020 year
Core office | United States
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.00%
Terminal Capitalization Rate	5.70%
Investment Horizon (years)	12
Core office | Canada
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.90%
Terminal Capitalization Rate	5.20%
Investment Horizon (years)	10
Core office | Australia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.50%
Terminal Capitalization Rate	5.80%
Investment Horizon (years)	10
Core office | Europe
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.10%
Terminal Capitalization Rate	4.00%
Investment Horizon (years)	10
Core office | Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.90%
Terminal Capitalization Rate	7.40%
Investment Horizon (years)	10
Core retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.90%
Terminal Capitalization Rate	5.40%
Investment Horizon (years)	10
LP investments office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.70%
Terminal Capitalization Rate	7.30%
Investment Horizon (years)	7
Opportunistic retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.60%
Terminal Capitalization Rate	7.00%
Investment Horizon (years)	10
Mixed-use
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.30%
Terminal Capitalization Rate	5.20%
Investment Horizon (years)	10
Industrial
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.80%
Multifamily
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.00%
Triple net lease
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.20%
Self-storage
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.60%
Student housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	4.90%
Manufactured housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.50%
Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.90%
Minimum | Directly-held real estate properties [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.40%
Maximum | Directly-held real estate properties [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.20%